Investment Objectives and Goals	Apr. 24, 2026
T. Rowe Price High Income Municipal ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide a high level of income exempt from federal income taxes.
T. Rowe Price Long Municipal Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks high current income exempt from federal income taxes.
T. Rowe Price Short Municipal Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks high current income exempt from federal income taxes.